April 28, 2025
SUMMARY PROSPECTUS FOR NEW INVESTORS IN
MetLife Financial Freedom Select® B Class, L Class, C Class, e Class and e Bonus Class and Variable Annuity Contracts
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Summary Prospectus summarizes key features of the MetLife Financial Freedom Select group flexible contribution deferred variable annuity contracts (“the Deferred Annuities or the “Contracts”) issued by Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “our”, “us” or “the Company”).
Before you invest, you should also review the prospectus for the Deferred Annuities which contains more information about the Deferred Annuities’ features, benefits, and risks. You can find this document and other information about the Deferred Annuities online at https://dfinview.com/metlife/tahd/MET000211. You can also obtain this information at no cost by calling (800) 560-5001 or by sending an email request to us at RCG@metlife.com. Not all Portfolios are available under all Contracts and you should ask your employer for a list of available Portfolios. In addition, not all classes are available in every state or under every Contract and You should ask Your employer which classes are available to You.
The B Class, L Class, C Class, e Class and e Bonus Class of the Deferred Annuities each have their own base contract charge (also referred to as a “Separate Account Charge”) and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement. Expenses of a class that includes a bonus feature (B, L and e Bonus Classes) may be higher than expenses of a class of the Deferred Annuity without the bonus, and the additional amount of the bonus may be more than offset by the additional fees and charges associated with the class, including Withdrawal Charges.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff, and is available at Investor.gov .
You may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. Any bonus associated with the class will be retrieved upon exercise of a “free look” cancellation. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The Deferred Annuities are not intended to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.

OVERVIEW OF THE CONTRACT
Purpose of the Contract
The MetLife Financial Freedom Select® Variable Annuity Contract is designed to provide long-term accumulation of assets through investments in a variety of investment options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers death benefits to protect your designated beneficiaries. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Phases of the Contract
Your Deferred Annuity has two phases: 1) an accumulation or “pay-in” phase; and 2) an income or “pay-out” phase.
1)
Accumulation (Pay-in) Phase
To help You accumulate assets, You can invest your purchase payments in:
●
Portfolios (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a Fixed Interest Account option, which offers a guaranteed interest rate during a selected period.
Additional information about each Portfolio including its fund type, advisers and any subadvisers as well as current expenses and certain performance information is included in Appendix A.
2)
Income (Pay-out) Phase
You can elect to annuitize your Contract and turn your Contract value into a stream of income payments (sometimes called annuity payments) from MetLife, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the investment options you select.
Please note that if you annuitize, your investments will be converted to income payments and you may no longer be able to choose to withdraw money at will from your Contract. All benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.
Features and Options of the Deferred Annuity
Contract classes. The Contract has several classes that have different ongoing fees and Withdrawal Charges. For example, this Contract offers B Class with a Withdrawal Charge applicable to each withdrawal made less than 13 Contract years after the date you purchased the Contract; L Class with a Withdrawal Charge applicable to each withdrawal made less than 8 Contract years after the date you purchased the Contract and higher ongoing fees than B Class; C Class with no Withdrawal Charge and higher ongoing fees than either B Class or L Class; e Class with no Withdrawal Charge and the lowest ongoing fees; and e Bonus Class with a Withdrawal Charge applicable to each withdrawal made less than 8 Contract years after the date you purchased the Contract, and higher ongoing fees than the e Class. Subject to certain limitations, during the first three Contract years (2 Contract Years in New York State), for the B and L Classes, we currently credit 3% (2% in New York State) to each of your purchase payments which consist of money from eligible rollover distributions or direct transfers from an investment vehicle (such as an annuity or a mutual fund) that was not sold by MetLife or one of its affiliates.

Subject to certain limitations, under the e Bonus Class Deferred Annuity we also credit 3% to each of your purchase payments made during the first Contract year. It should be noted that the expenses for the B, L, and e Bonus Classes of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits (“Bonus”) may be more than offset by the higher expenses for these classes. If you select a class with a Bonus feature and you exercise your right to cancel during the “free look” period, we will retrieve any Bonus amount paid. Your exercise of the “free look” is the only circumstance under which the Bonus will be retrieved (commonly called a “recapture”). The e class and e Bonus class are not offered under the same Contracts as the B, C and L Classes. In addition, not all classes are available in every state or under every Contract. You should ask Your employer which classes are available to You.
Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract value at any time (although if you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2).
Tax treatment. You can transfer money between investment options without tax implications. You are taxed only when: (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.
Death benefits. Your Contract includes a basic death benefit that will pay your designated beneficiaries the Contract value at the time of your death. You can purchase additional death benefits for an additional fee. These additional death benefits may increase the amount of money payable to your designated beneficiaries upon your death.
Optional benefits that occur during your lifetime. You can elect optional benefits, some of which will incur an additional fee.
Automated investment strategies and dollar cost averaging. At no additional charge, you may select from among four automated investment strategies to help you manage your money based on your risk tolerance and savings goals. Alternately, at no additional charge, you may select dollar cost averaging, which automatically transfers a specific amount of money from the Fixed Interest Account to the investment options you have selected, at set intervals over a specific period of time. If you terminate your participation in automated investment strategies which have allocations to specific Divisions, You will remain invested in the same Divisions until You request allocations to different Divisions.
Loans. We may administer loan programs made available through plans or group arrangements for certain Deferred Annuities. Loans will incur a $75 loan initiation fee and a $50 annual maintenance fee per loan outstanding.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from the Contract less than 13 Contract years after you purchased the Contract, you may be assessed a
Withdrawal Charge of up to 10% of the amount withdrawn.
For example, if you purchase a B Class for $100,000 and surrender your Contract during the first year, You will pay a Withdrawal Charge of up to $10,000.
Charges – Withdrawal Charges
Are there Transaction Charges?
Yes. In addition to Withdrawal Charges, you also may be charged for other transactions, such as transferring Account Value among
Divisions or between the Divisions and the Fixed Interest Account.
Although we do not currently charge a fee for transfers of Account
Value among Divisions or between the Divisions and the Fixed
Interest Account, We reserve the right to impose a transfer fee of $25 on transfers in excess of 12 in a Contract year. Loans will incur a $75 loan initiation fee. The Loan Maintenance Fee is $50.00.
Charges – Transfer Fee
Are there Ongoing Fees and Expenses (annual charges)?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	0.55% (1)	1.50% (1)
	Investment options (Portfolio fees and expenses)	0.53% (2)	1.23% (2)
	Enhanced Death Benefit (if elected)	0.10% (3)	0.10% (3)
(1)
As a percentage of your Account Balance in the Separate
Account. The Base Contract Fee includes 0.05% for the Annual
Contract Fee. The Annual Contract Fee is $30 annually. The
Annual Contract Fee may be waived under certain
circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least
$2,000 on the day the fee is deducted or if your Account
Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least
$50,000 on the day the fee is deducted. The fee will be
deducted on a pro-rata basis (determined based upon the
number of complete months that have elapsed since the prior
Contract Anniversary) if You take a total withdrawal of your
Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active
armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-
out phase we reserve the right to deduct this fee.
(2)
As a percentage of average daily net assets of the Portfolio.
(3)
For the Enhanced Death Benefit: as a percentage of your
Account Balance in the Separate Account.

	FEES, EXPENSES AND ADJUSTMENTS		LOCATION IN PROSPECTUS

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract , the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
Fees
	Lowest Annual Cost:	Highest Annual Cost:
	$1,134	$2,972
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Contract classes and Portfolio
fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of Contract classes, optional
benefits and Portfolio fees
and expenses
●No sales charges
●No additional purchase
payments, transfers or
withdrawals

	RISKS		LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Withdrawal Charges may apply to withdrawals made less than 13
Contract years after you purchased the Contract. Withdrawal
Charges will reduce the value of your Contract if you withdraw money during that time.
●The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.
● You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the
Contract charges, we may terminate your Contract.
Principal Risks of Investing in the Contract

	RISKS	LOCATION IN PROSPECTUS
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request or by visiting https://www.metlife.com/about-us/
corporate-profile/ratings/.
Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are there Restrictions on the Investment Options?
Yes. Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed
Interest Account, We reserve the right to impose a transfer fee of $25 on transfers in excess of 12 in a Contract year.
We reserve the right to add, remove or substitute Portfolios.
The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we
determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Charges – Transfer Fee
Are there any Restrictions on Contract Benefits?
Yes. Many optional benefits limit or restrict the Portfolios You may select under the Contract. We may change these restrictions in the future.
You are required to have a certain Contract value for some optional benefits. If withdrawals reduce Your Contract below this value, your optional benefits may be reduced or terminated.
Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
If your annuity was issued in connection with an employer plan, you should check with your employer regarding the availability of riders.
Benefits Available Under the Contract
	TAXES	LOCATION IN PROSPECTUS
What are the Contract’s Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
●If your Contract was purchased through a tax-qualified plan or
IRA, withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age
59 1∕2.
Federal Tax Considerations

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Who Sells the Deferred Annuities
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing
Contract .
Exchanges/Transfers
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract:
NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
Guarantees that the
death benefit will not
be less than the greater
of (1) your Account
Balance less any
outstanding loans; or
(2) total purchase
payment reduced
proportionately by the
percentage reduction
in Account Balance
attributable to each
partial withdrawal less
any outstanding loans
(including any
applicable withdrawal
charge)
		Standard	None	●Withdrawals could significantly reduce the benefit.

NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Step-Up Death Benefit
Guarantees that the
death benefit will not
be less than the
greatest of (1) your
Account Balance; (2)
total purchase
payments reduced
proportionately for
withdrawals and any
outstanding loans
(including any
applicable Withdrawal
Charge); or (3)
"Highest Anniversary
Value" as of each
contract anniversary
prior to your 81st
birthday.
		Optional	0.10% as a percentage of your average Account Balance	●Withdrawals could significantly reduce the benefit. ●You may not purchase this benefit if You are 80 years of age or older. ●Available only at issue.
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
The Rebalancer®
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	●In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.

NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
The Index Selector®
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account
		Standard	None	●Benefit limits available investment options.
The AllocatorSM	Transfers a dollar amount of your choice from the Fixed Interest Account to any of the Divisions you choose on a monthly basis.	Standard	None	●Minimum periodic transfer of $50 is required. ●Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.

NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
●Not available under
the 457(b) Deferred
Annuity issued to
tax-exempt
organizations.

●Not available in all
states.

●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.

●Subject to our
required minimums
and administrative
restrictions.

●If You elect to
receive payments
through this
program, You must
have no loan
outstanding from the
Fixed Interest
Account and You
must either be 59 1∕2
years old or have left
your job. Tax law
generally prohibits
withdrawals from
TSA Deferred
Annuities before You
reach 59 1∕2.

●Not available to the
B and L Classes of
the Deferred
Annuities until the
second Contract
Year.

●Not available in
conjunction with any
automated
investment strategy.

NAME OF BENEFIT*	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement	Allows you to withdraw money without a Withdrawal Charge in the event of nursing home or hospital confinement, subject to certain conditions.	Standard	None
●Only available after
the first Contract
Year.
●Age restrictions,
ownership
requirements and
doctor certification
requirements apply.
●Must be approved in
your state.
●You must meet
certain length of
confinement
requirements.

Waiver of Withdrawal Charge for Terminal Illness	Allows you to withdraw money without a Withdrawal Charge in the event of a terminal illness, subject to certain conditions.	Standard	None
●Only available after
the first Contract
Year.
●Age restrictions,
ownership
requirements and
doctor certification
requirements apply.
●must be approved in
your state.
●Certain
requirements
relating to the
nature of the
terminal illness
apply.
●You must not have
been diagnosed with
the terminal illness
as of the Contract
issue date.

*
If your annuity was issued in connection with an employer plan, you should check with your employer regarding the availability of benefits.
BUYING THE CONTRACT
There is no minimum initial or subsequent purchase payment requirement. Unless limited by tax law, You may continue to make purchase payments while You receive Systematic Withdrawal Program payments unless your purchase payments are made through payroll deduction.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the New York Stock Exchange on the day we receive them in Good Order at our Administrative Office, except when they are received:
●
On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or
●
After the close of the Exchange.
In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable is calculated. If payments made on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.
We reserve the right to credit your initial purchase payment to You within two days after its receipt at our Administrative Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.
With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the New York Stock Exchange (the “Exchange”) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolios, the deduction of the Separate Account charge also affects a Division’s Accumulation Unit Value.
Limits on Purchase Payments
Your ability to make purchase payments may be limited by:
●
Federal tax laws or federal or state regulatory requirements;
●
Our right to limit the total of your purchase payments to $500,000 or $1,000,000, depending on the tax market in which the Contract is sold. We may change the maximum by telling you in writing at least 90 days in advance;
●
Our right to restrict purchase payments to the Fixed Interest Account if (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account Balance is equal to or exceeds our maximum for a Fixed Interest Account allocation (e.g., $1,000,000);
●
Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;
●
Leaving your job; and
●
Receiving systematic termination payments.
MAKING WITHDRAWALS: ACCESSING THE MONEY IN YOUR CONTRACT
You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we may consider this a request for a full withdrawal. To process your request, we need the following information:

●
The percentage or dollar amount of the withdrawal; and
●
The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.
Your withdrawal may be subject to Withdrawal Charges. Withdrawals may affect your annual step-up death benefit and there may be adverse tax consequences.
Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
You may submit a written withdrawal request, which must be received at our Administrative Office on or before the payout phase, that indicates that the withdrawal should be processed as of the payout phase, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according, to the Accumulation Unit Value calculated as of the Maturity Date.
We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at our Administrative Office, but we may delay payment as permitted by law, under certain circumstances. We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.
ADDITIONAL INFORMATION ABOUT FEES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.
Transaction Fees
	B Class	C Class	L Class	e Class	e Bonus Class
Withdrawal Charge (as a percentage of the amount withdrawn)(1),(4)	10%	None	9%	None	3%
Transfer Fee(2)	$25	$25	$25	$25	$25
Loan Initiation Fee(3)	$75	$75	$75	$75	$75
Premium Tax Charges(5)	3.50%	3.50%	3.50%	3.50%	3.50%
(1)
There are times when the Withdrawal Charge does not apply to amounts that are withdrawn from the Deferred Annuity. For example, after the first Contract Year, each year You may withdraw up to 10% of your Account Balance without a Withdrawal Charge. These withdrawals are made on a non-cumulative basis.

(2)
Although not currently charged, we reserve the right to limit transfers and we reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer on transfers in excess of 12 in a Contract year.
(3)
The fee may be waived for certain groups.
(4)
Represents the maximum Withdrawal Charges. For the B Class, other than Connecticut, the maximum Withdrawal Charge is 9%. As of January 1, 2024, in New York, the maximum Withdrawal Charge for the L Class is 8% and only the L Class is available for new enrollments in New York.
(5)
Premium taxes, if applicable, depend on the Contract you purchased and your home state or jurisdiction and range from 0 to 3.50% of Account Value (or, if applicable, purchase payments).
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Expense	B Class	C Class	L Class	e Class	e Bonus Class
Administrative Expenses(1)	$30	$30	$30	$30	$30
Base Contract Expenses (as a percentage of average Account Balance)(2),(3)	1.15%	1.45%	1.30%	0.50%	0.95%
Optional Annual Step-Up Death Benefit (as a percentage of average Account Balance)	0.10%	0.10%	0.10%	0.10%	0.10%
Annual Loan Maintenance Fee (per loan outstanding)(4)	$50	$50	$50	$50	$50
(1)
The Annual Contract Fee is $30 annually. The Annual Contract Fee may be waived under certain circumstances. For classes B, C and L this fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is deducted or if your Account Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least $50,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if You take a total withdrawal of your Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.
(2)
You pay the Base Contract Expenses for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for a Deferred Annuity purchased after April 30, 2009. Different charges may have been in effect for prior time periods.
(3)
The Base Contract Expenses for the e Bonus Class will be reduced by 0.45% to 0.50% after You have held the Contract for seven years.
(4)
The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolios.(1) A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A-Investment Options Available Under the Contract” at the back of this Prospectus.

Annual Portfolio Company Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.53%	1.23%
(1)
Investments in the American Funds® Division are subject to a platform charge of 0.25%. We reserve the right to impose an additional platform charge on Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in any such Divisions.
Examples
These Examples are intended to help You compare the cost of investing in the Divisions with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Contract Expenses and Annual Portfolio Company Expenses.
The Examples assume all Contract value is allocated to the Divisions. Your costs could differ from those shown below if you invest in the Fixed Interest Account.
The Examples assume that you invest $100,000 in the variable options of the Contract for the time periods indicated and that there are no exchanges or other transactions. The Examples also assumes that your investment has a 5% return each year. Examples 1 through 5 assume the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Examples 6 through 10 assume You purchased the Contract with no optional benefits that resulted in the leas t expensive combination of charges.
The following Examples assume You purchased the Contract with the most expensive combination of optional benefits that resulted in the most expensive combination of charges.
Example 1. This example shows the dollar amount of expenses that You would bear on a $100,000 investment in B Class for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
You select the B Class;
●
the underlying Portfolio earns a 5% annual return; and
●
You select the Annual Step-Up Death Benefit.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$11,510	$15,759	$20,269	$30,536
Minimum	$10,810	$13,643	$16,721	$23,341

	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,510	$7,659	$13,069	$27,836
Minimum	$1,810	$5,543	$9,521	$20,641
Example 2. This example shows the dollar amount of expenses that You would bear on a $100,000 investment in C Class for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
You select the C Class;
●
The underlying Portfolio earns a 5% annual return; and
●
You select the Annual Step-Up Death Benefit.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender, annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,810	$8,556	$14,559	$30,774
Minimum	$2,110	$6,454	$11,054	$23,784
Example 3. This example shows the dollar amount of expenses that You would bear on a $100,000 investment in L Class for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
You select the L Class;
●
the underlying Portfolio earns a 5% annual return; and
●
You select the Annual Step-Up Death Benefit.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$11,660	$14,408	$18,317	$29,315
Minimum	$10,960	$12,299	$14,790	$22,224

	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,660	$8,108	$13,817	$29,315
Minimum	$1,960	$5,999	$10,290	$22,224
Example 4. This Example shows the dollar amount of expenses that You would bear on a $100,000 investment in e Class for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or after waiver of expenses);
●
You select the e Class;
●
The underlying Portfolio earns a 5% annual return; and
●
You select the Annual Step-Up Death Benefit.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender, annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$1,860	$5,696	$9,778	$21,171
Minimum	$1,160	$3,553	$6,134	$13,514
Example 5. This Example shows the dollar amount of expenses that You would bear on a $100,000 investment in e Bonus Class for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
You select the e Bonus Class;
●
The underlying Portfolio earns a 5% annual return; and
●
You select the Annual Step-Up Death Benefit.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$5,310	$9,757	$14,766	$24,186
Minimum	$4,610	$7,634	$11,188	$16,747

	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,310	$7,057	$12,066	$24,186
Minimum	$1,610	$4,934	$8,488	$16,747

The following Examples assume You purchased the Contract with no optional benefits that resulted in the least expensive combination of charges.
Example 6. This example shows the dollar amount of expenses that You would bear on a $100,000 investment in B Class for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
You select the B Class; and
●
the underlying Portfolio earns a 5% annual return.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$11,410	$15,458	$19,769	$29,537
Minimum	$10,710	$13,339	$16,206	$22,273

	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,410	$7,358	$12,569	$26,837
Minimum	$1,710	$5,239	$9,006	$19,573
Example 7. This example shows the dollar amount of expenses that You would bear on a $100,000 investment in C Class for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
You select the C Class; and
●
The underlying Portfolio earns a 5% annual return.
Based on these assumptions, your charges would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender, annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,710	$8,257	$14,065	$29,804
Minimum	$2,010	$6,151	$10,545	$22,746
Example 8. This example shows the dollar amount of expenses that You would bear on a $100,000 investment in L Class for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
You select the L Class; and
●
the underlying Portfolio earns a 5% annual return.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$11,560	$14,108	$17,819	$28,331
Minimum	$10,860	$11,996	$14,278	$21,171

	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,560	$7,808	$13,319	$28,331
Minimum	$1,860	$5,696	$9,778	$21,171
Example 9. This Example shows the dollar amount of expenses that You would bear on a $100,000 investment in e Class for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
You select the e Class; and
●
The underlying Portfolio earns a 5% annual return.

Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender, annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$1,760	$5,391	$9,264	$20,108
Minimum	$1,060	$3,244	$5,605	$12,377
Example 10. This Example shows the dollar amount of expenses that You would bear on a $100,000 investment in e Bonus Class for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
●
You bear the Minimum or Maximum Total Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);
●
You select the e Bonus Class; and
●
The underlying Portfolio earns a 5% annual return.
Based on these assumptions, your charges would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$5,210	$9,456	$14,261	$23,154
Minimum	$4,510	$7,328	$10,669	$15,643

	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,210	$6,756	$11,561	$23,154
Minimum	$1,510	$4,628	$7,969	$15,643

IMPORTANT TERMS YOU SHOULD KNOW
Account Balance, Account Value or Contract Value — When You purchase a Deferred Annuity, an account is set up for You. Your Account Balance (also referred to as Account Value or Contract Value) is the total amount of money in your Deferred Annuity, including money in the Divisions of the Separate Account and the Fixed Interest Account.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the New York Stock Exchange (the “Exchange”) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolios, the deduction of the Separate Account charge also affects a Division’s Accumulation Unit Value.
Administrative Office —  Our Administrative Office varies based on the type of service request or transaction that you are making. The most recent correspondence or quarterly statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information.
Annuitant — The natural person whose life is the measure for determining the duration and the dollar amount of income payments, sometimes referred to as the measuring life.
Annuity Unit — An accounting unit of measure used to calculate the amount of Annuity Payments.
Annuity Unit Value — With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR factor and the Separate Account charge.
Assumed Investment Return (AIR)  — Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary — The person or persons who receive a benefit, including continuing payments or a lump sum payment, in the event the Contract Owner or Annuitant, as applicable, dies.
Contract — A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity or the certificate issued to You under a group annuity Contract. The Contract contains relevant provisions of your Deferred Annuity .
Contract Anniversary — An anniversary of the date we issue the Deferred Annuity.
Contract Year —  Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period.
Deferred Annuity — This term is used throughout this Prospectus when we are referring to Financial Freedom Select Variable Deferred Annuity Contracts.

Divisions —  Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
Free Look —  You may cancel your Contract within a certain time period. This is known as a “ free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Interest Account, if applicable) or (ii) your Account Balance as of the date your refund request is received at our Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order . Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Division affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract ), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
MetLife —  MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as “the Company,” “we,” “us” or “our.”
Pay-Out Options/Income Options —  These are options that you may elect when you convert your Contract into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity.
Separate Account — A Metropolitan Life Separate Account E (“Separate Account ”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Options are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Options.
Variable Annuity  — An annuity with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
Withdrawal Charge — The Withdrawal Charge is the amount we deduct from the amount You have withdrawn from your Deferred Annuity, if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

You — In this Prospectus, depending on the context, “You ” is the owner of the Deferred Annuity or Income Option the annuitant under an Income Option or the participant or Annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for public employee deferred compensation under Section 457(b) (“PEDC”), Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans, Section 457(e)(11) severance and death benefit plans, Section 415(m) qualified governmental excess benefit arrangements, annuities funding certain 403(a), 401(k) and 401(a) plans and Tax Sheltered Annuities (“TSAs”) where the employer retains certain rights, “You” means the trustee or employer. Under PEDC, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans, Section 457(e)(11) severance and death benefit plans, Section 415(m) qualified governmental excess benefit arrangements, annuities funding certain 401(k), 401(a), 403(a) plans and TSAs where the participant or Annuitant is permitted to choose among investment choices, as well as SEP and SIMPLE Individual Retirement Annuities, “You” means the participant or Annuitant who is giving us instructions about the investment choices. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such plan termination, “You” means the participant who has received such Contract or cash distribution. The terms “TSA” and “403(b)” are synonymous wherever they appear in this prospectus and Statement of Additional Information.

APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000211. You can also request this information at no cost by calling (800) 560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies as described below. If your annuity was issued in connection with an employer plan, not all Portfolios are available under all Contracts and you should ask your employer for a list of available Portfolios.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
					1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund*(1) - Class 2 Capital Research and Management CompanySM	0.90%	0.25%	1.15%	2.33%	3.01%	5.81%
US Equity	American Funds Growth Fund(1) - Class 2 Capital Research and Management CompanySM	0.59%	0.25%	0.84%	31.61%	18.83%	16.58%
US Equity	American Funds Growth- Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.53%	0.25%	0.78%	24.23%	13.01%	12.20%
US Fixed Income	American Funds The Bond Fund of America*(1) - Class 2 Capital Research and Management CompanySM	0.48%	0.25%	0.73%	1.16%	0.32%	1.67%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C (formerly known as American Funds® Growth Allocation Portfolio - Class C) Brighthouse Investment Advisers, LLC	0.99%	—	0.99%	14.57%	8.76%	8.81%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	—	0.96%	11.60%	7.00%	7.21%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
					1 YEAR	5 YEAR	10 YEAR
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	—	0.94%	9.12%	5.44%	5.78%
US Fixed Income	BlackRock Bond Income Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.64%	—	0.64%	1.24%	-0.30%	1.40%
US Equity	BlackRock Capital Appreciation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.81%	—	0.81%	31.65%	15.71%	14.79%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.98%	—	0.98%	13.39%	8.97%	8.74%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.91%	—	0.91%	3.85%	2.11%	2.99%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.90%	—	0.90%	5.83%	3.75%	4.43%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	—	0.91%	7.96%	5.57%	5.96%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.94%	—	0.94%	10.80%	7.35%	7.46%
US Equity	Brighthouse Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.08%	—	1.08%	8.10%	7.00%	7.82%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.02%	—	1.02%	4.71%	7.68%	6.79%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	—	0.73%	4.69%	1.52%	1.64%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.87%	—	0.87%	8.37%	8.70%	9.88%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.79%	—	0.79%	21.31%	13.22%	12.18%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.64%	—	0.64%	19.61%	9.41%	8.41%
Sector	CBRE Global Real Estate Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.90%	—	0.90%	0.40%	1.62%	3.13%
Target Date	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.73%	—	0.73%	8.28%	5.52%	6.27%
Target Date	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.76%	—	0.76%	9.14%	6.25%	7.03%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
					1 YEAR	5 YEAR	10 YEAR
Target Date	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.80%	—	0.80%	10.77%	7.56%	8.01%
Target Date	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.84%	—	0.84%	12.81%	8.83%	8.68%
Target Date	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	—	0.86%	13.54%	9.06%	8.80%
Target Date	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	—	0.86%	13.55%	9.06%	8.79%
Target Date	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	—	0.86%	13.61%	9.07%	—
Target Date	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	—	0.86%	13.53%	9.08%	—
Target Date	Freedom 2065 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.87%	—	0.87%	13.61%	9.07%	—
Target Date	Freedom 2070 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	—	0.86%	0.00%	—	—
International Equity	Harris Oakmark International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.97%	—	0.97%	-4.96%	1.60%	3.28%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	—	0.83%	16.15%	9.43%	9.82%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.07%	—	1.07%	16.33%	7.19%	8.20%
US Equity	Jennison Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.79%	—	0.79%	30.00%	17.24%	16.08%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	—	1.04%	12.30%	6.66%	8.07%
US Equity	Loomis Sayles Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	—	0.80%	34.13%	18.04%	11.87%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.15%	—	1.15%	11.46%	8.51%	8.43%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.13%	—	1.13%	14.63%	7.66%	9.60%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	—	0.52%	0.64%	-0.84%	0.85%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
					1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.55%	—	0.55%	13.37%	9.79%	9.14%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.63%	—	0.63%	3.00%	4.21%	4.78%
US Equity	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.56%	—	0.56%	11.00%	7.00%	7.51%
US Equity	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	—	0.51%	24.37%	13.95%	12.54%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	—	0.89%	2.95%	3.87%	5.23%
Allocation	MFS® Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.87%	—	0.87%	7.52%	5.89%	6.24%
US Equity	MFS® Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	—	0.83%	11.66%	7.96%	8.61%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.91%	—	0.91%	38.93%	10.62%	12.02%
US Equity	Neuberger Berman Genesis Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.06%	—	1.06%	8.81%	8.31%	9.43%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.06%	—	1.06%	2.12%	1.85%	2.00%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.84%	—	0.84%	2.43%	-0.14%	1.43%
Allocation	SSGA Growth and Income ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.73%	—	0.73%	10.80%	5.88%	5.98%
Allocation	SSGA Growth ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.75%	—	0.75%	12.72%	7.41%	7.15%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	—	0.81%	29.98%	13.12%	13.61%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
					1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.94%	—	0.94%	9.31%	7.65%	10.11%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	—	0.76%	13.20%	8.05%	9.82%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.85%	—	0.85%	9.78%	10.75%	8.31%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.81%	—	0.81%	4.57%	0.75%	2.69%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.75%	—	0.75%	2.09%	-0.01%	0.93%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
(1)
The Portfolio has an additional platform fee of 0.25%. This amount is included in the Mortality and Expense Risk Charge and is not a separate charge.
Fixed Option
The following is information on the Fixed Interest Account currently available under the Contract. You should check with your Employer as to whether the Fixed Interest Account is available under your Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months.	3%
*
The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.

Investment Allocation Restrictions For Certain Optional Benefits
Index Selector:
If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account:
MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock Index

This Summary Prospectus incorporates by reference all of the information contained in the Prospectus and Statement of Additional Information, which are dated the same date as this Summary Prospectus, and which are legally part of this Summary Prospectus.
The Prospectus and SAI include additional information about the Deferred Annuities and the Separate Account. To view and download the Prospectus and SAI, please visit our website https://dfinview.com/metlife/tahd/MET000211. To request a free copy of the Prospectus or SAI or to ask questions send an email to RCG@metlife.com, write to our Administrative Office or call us at (800) 560-5001.
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Edgar ID: C000003507 (class: B, C, L, e, e bonus)